Investment in Joint Ventures (Summary Of Gain (Loss) From Continuing Operations And Total Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Revenue	$ 33,896	$ 48,115	[1]
Earnings before income taxes	(13,039)	(10,766)	[1]
Joint venture gain (loss) from continuing operations	(1,637)	(334)	[1]
2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Revenue	627
Earnings before income taxes	71	1
Joint venture gain (loss) from continuing operations	$ 52	$ 1

[1]	Restated (Note 5)